Sale Leaseback	6 Months Ended
Jun. 30, 2018
Sale Leaseback [Abstract]
SALE LEASEBACK

NOTE 10 – SALE LEASEBACK

(1)	In October 2016, The Company has entered into a sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $3,795,092 (RMB 25,112,500), and subsequently leased back the machinery for 24 months for a total amount of approximately $3,953,850 (RMB 26,163,022). The Company was required to make a security deposit of approximately $759,018 (RMB 5,022,500) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $24,137 (RMB 159,716) was paid by the Company related to this lease. Since the machinery was sold exceeding its carrying value, the Company also recognized a deferred gain of $187,969 (RMB 1,243,810) on this transaction, which will be amortized over 24 months as an income. In addition, unrecognized financing charge of $184,855 (RMB 1,223,203) was recognized for the capital lease, which will be amortized over 24 months as an interest expense. The Company repaid the lease as of June 30, 2018. All deferred gain and unrecognized financing charge were fully amortized as of June 30, 2018.

The lease was fully repaid in June 2018 prior to its maturity:

Total lease payment	$3,953,865
Less: imputed interest and principal	(3,953,865)
Total current portion of sale leaseback obligation as of June 30, 2018	$-

Interest expense incurred for the six months ended June 30, 2018 and 2017 amounted to $32,386 and $73,757, respectively.

(2)	In May 2017, the Company has entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $2,674,888 (RMB 17,700,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $2,858,785 (RMB 18,916,864). The Company was required to make a security deposit of approximately $534,978 (RMB 3,540,000) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $16,049 (RMB 106,200) was paid by the Company related to this lease. Since the machinery was sold under its carrying value, the Company also recognized a deferred loss of $250,702 (RMB 1,658,918) on this transaction, which will be amortized over 36 months as an expense. In addition, unrecognized financing charge of $100,771 (RMB 661,811) was recognized for the capital lease, which will be amortized over 36 months as an interest expense.

The minimum payments for the remaining lease term of 23 months from June 30, 2018 to May 18, 2020 are as follows:

Total lease payment	$2,858,785
Less: imputed interest and principal	(1,034,176)
Total sale leaseback obligation as of June 30, 2018	1,824,609
Less: current portion of sale leaseback obligation	(951,970)
Long term payable - sale leaseback as of June 30, 2018	$872,639

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended June 30, 2018
2019	$951,970
2020	872,639
Total	$1,824,609

Interest expense incurred for the six months ended June 30, 2018 and 2017 amounted to $44,950 and $12,095, respectively.

(3)	In February 2018, the Company has entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $5,591,573 (RMB 37,000,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $6,012,612 (RMB 39,786,052). The Company was required to make a security deposit of approximately $1,118,315 (RMB 7,400,000) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $33,549 (RMB 222,000) was paid by the Company related to this lease. Since the machinery was sold under its carrying value, the Company also recognized a deferred gain of $419,029 (RMB 2,772,759) on this transaction, which will be amortized over 36 months as an expense. In addition, unrecognized financing charge of $288,428 (RMB 1,908,556) was recognized for the capital lease, which will be amortized over 36 months as an interest expense.

The minimum payments for the remaining lease term of 32 months from June 30, 2018 to February 18, 2021 are as follows:

Total lease payment	$6,012,612
Less: imputed interest and principal	(657,939)
Total sale leaseback obligation as of June 30, 2018	5,354,673
Less: current portion of sale leaseback obligation	(2,008,002)
Long term payable - sale leaseback as of June 30, 2018	$3,346,671

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended June 30,
2019	$2,008,002
2020	2,008,002
2021	1,338,669
Total	$5,354,673

Interest expense incurred for the six months ended June 30, 2018 and 2017 amounted to $89,231 and $0, respectively.